QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 06/30/2015

ITEM 1. SCHEDULE OF INVESTMENTS

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	97.24%

	AMBULATORY HEALTH CARE SERVICES	7.56%
12,500	U.S. Physical Therapy, Inc.		$684,500

	COMPUTER PROGRAMMING	2.56%
30,000	Computer Task Group, Inc.		231,600

	DIVERSIFIED MANUFACTURING	1.12%
50,000	Summer Infant, Inc.		101,000

	FOOD MANUFACTURING	7.29%
65,000	Inventure Foods, Inc.		659,750

	HEALTH CARE MANUFACURING	19.57%
25,000	Atricure, Inc.		616,000
30,000	Cardiovascular Systems, Inc.		793,500
30,000	LeMaitre Vascular, Inc.		361,800

			1,771,300

	HEALTH CARE DRUGS/SERVICES	11.91%
30,000	DepoMed, Inc.		643,800
55,000	NeoGenomics, Inc.		297,550
45,000	Sequenon, Inc.		136,800

			1,078,150

	HEALTH CARE SUPPLIES	3.38%
60,000	AxoGen Corp.		188,400
72,662	Cogentrix Medical, Inc.		117,712

			306,112

	HEALTH CARE SUPPORT	8.90%
50,000	Rockwell Medical, Inc.		806,000

	IT SERVICES	2.13%
10,000	Perficient, Inc.		192,400

	MANAGEMENT CONSULTING	3.02%
100,000	Insignia Systems, Inc.		273,000

	NEWSPAPER, PERIODICAL, BOOK, AND DIRECTORY PUBLISHING	5.05%
20,000	The E.W. Scripps Co.		457,000

	OIL & GAS	5.68%
45,000	Synergy Resources Corp.		514,350

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	POLLUTION CONTROL EQUIPMENT	0.91%
100,000	LiqTech International, Inc.		82,450

	PROFESSIONAL SERVICES	1.45%
50,000	Innodata, Inc.		131,500

	SEMICONDUCTOR DEVICES	2.97%
10,000	Applied Optolectronics, Inc.		173,600
50,000	MoSys, Inc.		95,000

			268,600

	SOFTWARE SERVICES	13.76%
40,000	Digital Turbine, Inc.		120,800
12,500	ePlus, Inc.		958,125
25,000	InnerWorkings, Inc.		166,750

			1,245,675

	TOTAL COMMON STOCKS	97.24%	8,803,387

	SHORT TERM INVESTMENT	3.04%
275,328	Fidelity Prime Fund #690 Money Market Fund 0.00%*		275,328

	TOTAL INVESTMENTS:	100.28%	$9,078,715
	Liabilities, in excess of other asssets	-0.28%	(25,536)

	NET ASSETS	100.00%	$9,053,179

*Effective 7 day yield as of June 30, 2015

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$8,803,387	0	0	$8,803,387
Money Market	275,328	-	-	275,328

	$9,078,715	-	-	$9,078,715

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2015.

At June 30, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $4,250,223 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,716,436
Gross unrealized depreciation	(163,272)

Net unrealized appreciation	$4,553,164

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 25, 2015

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 25, 2015